Acquisition of Star 26 (Details) - USD ($)				3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 12, 2026	Apr. 12, 2026	Jan. 12, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Aug. 28, 2025	Nov. 08, 2024
Acquisition of Star 26 (Details) [Line Items]
Cash							$ 7,000,000
Amounts lent							$ 86,000
Common stock shares (in Shares)					758,660		152,206
Acquisition amount					$ 4,476,000
Wholly-owned subsidiary				$ 16,000
Total consideration				69,433,000
Fair value of shares issued				18,151,000
Fair value of notes issued				$ 5,636,000
Warrant to purchase shares (in Shares)								250,000
Exercise price of warrant (in Dollars per share)								$ 4.4	$ 2
Star Warrant [Member]
Acquisition of Star 26 (Details) [Line Items]
Warrant to purchase shares (in Shares)			96,141
Exercise price of warrant (in Dollars per share)			$ 187.5
Secured Promissory Note [Member]
Acquisition of Star 26 (Details) [Line Items]
Accrues interest rate	8.00%
Mr Shaloms [Member]
Acquisition of Star 26 (Details) [Line Items]
Warrant to purchase shares (in Shares)			57,405
Star Agreement [Member]
Acquisition of Star 26 (Details) [Line Items]
Promissory note			$ 16,000
Cash			$ 5,000
Common stock shares (in Shares)			38,163
Aggregate of shares (in Shares)					96,141
Price per share (in Dollars per share)					$ 187.5
Acquisition amount	$ 3,000	$ 3,000
Tiltan Purchase Agreement [Member]
Acquisition of Star 26 (Details) [Line Items]
Total consideration			$ 69,400,000				$ 14,300,000
Star Agreement [Member] | Star Equity Holders [Member]
Acquisition of Star 26 (Details) [Line Items]
Amounts lent			4,000
Star Agreement [Member]
Acquisition of Star 26 (Details) [Line Items]
Consideration paid			$ 21,000
Star Equity Holders [Member]
Acquisition of Star 26 (Details) [Line Items]
Beneficial ownership percentage			100.00%